Other Non-current Assets	12 Months Ended
Dec. 31, 2018
Other Non-current Assets
Other Non-current Assets

7. Other Non‑current Assets

Other non‑current assets consisted of the following (in thousands):

	2018	2017
Available for sale securities:
ZIM notes, net	$21,044	$21,093
HMM notes, net	7,847	13,509
Equity participation ZIM	—	—
Advances for vessels additions	5,420	—
Other assets	25,058	14,864
Total	$59,369	$49,466

a.     ZIM

In July 2014, after the charter restructuring agreements with ZIM, the Company obtained equity participation in ZIM and interest bearing unsecured ZIM notes maturing in 2023, consisting of $8.8 million Series 1 Notes and $41.1 million of Series 2 Notes. ZIM notes were originally classified as held to maturity securities and recorded at amortized costs less other than temporary impairment since initial recognition. The Company classifies its equity participation in ZIM at cost as the Company does not have the ability to exercise significant influence. In 2016, the Company tested for impairment of its equity participation in ZIM based on the existence of triggering events that indicate the interest in equity may have been impaired and recorded an impairment loss of $28.7 million, thus reducing its book value to nil. The Company also tests periodically for impairment of its investments in debt securities based on the existence of triggering events that indicate debt instruments may have been impaired. As of December 31, 2016, the Company recorded an impairment loss of $0.7 million impairment loss on ZIM notes, which were recognized under “Other Income/(Expenses), net” in the accompanying Consolidated Statements of Operations.

In relation to ZIM Notes, the Company received redemption of $0.3 million in the year ended December 31, 2016. The Company recognized $1.4 million, $1.3 million and $1.3 million in relation to their fair value unwinding of ZIM notes in the Consolidated Statements of Operations in “Interest income” for years ended December 31, 2018, December 31, 2017 and December 31, 2016, respectively. Furthermore, for each of the years ended December 31, 2018, December 31, 2017 and December 31, 2016, the Company recognized in the Consolidated Statements of Operations in “Interest income”, a non-cash interest income of $0.9 million in relation to ZIM notes, which is accrued quarterly with deferred cash payment on maturity.

Furthermore, in July 2014, an amount of $39.1 million, which represents the additional compensation received from ZIM, was recorded as unearned revenue representing compensation to the Company for the future reductions in the daily charter rates payable by ZIM under its time charters, expiring in 2020 or 2021, for six of the Company’s vessels. This amount is recognized in the Consolidated Statements of Operations in “Operating revenues” over the remaining life of the respective time charters. For each of the years ended December 31, 2018, December 31, 2017 and December 31, 2016, the Company recorded an amount of $6.0 million of unearned revenue amortization in “Operating revenues”. As of December 31, 2018, the outstanding balances of the current and non-current portion of unearned revenue in relation to ZIM amounted to $6.0 million and $6.5 million, respectively. As of December 31, 2017, the corresponding outstanding balances of the current and non-current portion of unearned revenue amounted to $6.0 million and $12.5 million, respectively. Refer to Note 13, “Financial Instruments—Fair value of Financial Instruments”.

b.     HMM

In July 2016, after the charter restructuring agreements with HMM, the Company obtained interest bearing senior unsecured HMM notes consisting of $32.8 million Loan Notes 1 maturing in July 2024 and $6.2 million Loan Notes 2 maturing in December 2022 and 4.6 million HMM shares. The HMM notes were originally classified as held to maturity securities and recorded at amortized costs less other than temporary impairment since initial recognition. Based on the management’s intention, the HMM shares were held principally for the purpose of the resale in the near term and were classified as trading securities. The Company also tests periodically for impairment of its investments in debt securities based on the existence of triggering events that indicate debt instruments may have been impaired.

On September 1, 2016, the Company sold all HMM shares obtained after the charter restructuring agreements with HMM for cash proceeds on sale of $38.1 million resulting in a loss on sale of $12.9 million, which was recorded under “Other income/(expenses), net” in the Consolidated Statement of Operations for the year ended December 31, 2016. The HMM shares were considered trading securities and the proceeds were classified as operating activities in the Consolidated Statement of Cash Flows for the year ended December 31, 2016. The proceeds were used to repay outstanding debt obligations. Furthermore, for the years ended December 31, 2018, December 31, 2017 and December 31, 2016, the Company recognized $1.8 million, $1.8 million and $1.0 million, respectively, of non-cash interest income and fair value unwinding of HMM notes under “Interest income” in the Consolidated Statement of Operations.

On July 18, 2016, the Company recognized unearned revenue of $75.6 million representing compensation to the Company for the future reductions in the daily charter rates payable by HMM under the time charter agreements, which represents non-cash transaction for the Statement of Cash Flows for the year ended December 31, 2016. The amortization of unearned revenue is recognized in the Consolidated Statement of Operations under “Operating revenues” over the remaining life of the respective charters. For the years ended December 31, 2018, December 31, 2017 and December 31, 2016, the Company recorded an amount of $8.8 million, $15.6 million and $7.9 million, respectively, of unearned revenue amortization. As of December 31, 2018, the outstanding balances of the current and non-current portion of unearned revenue in relation to HMM amounted to $8.2 million and $35.2 million, respectively. As of December 31, 2017, the corresponding outstanding balances of the current and non-current portion of unearned revenue amounted to $8.8 million and $43.4 million, respectively. Refer also to Note 13, “Financial Instruments – Fair value of Financial Instruments”.

c.      Transfer to Available for sale category

On March 28, 2017, the Company sold $13.0 million principal amount of HMM Loan Notes 1 maturing in July 2024 carried at amortized costs of $8.6 million for gross cash proceeds on sale of $6.2 million, which were received in April 2017. The sale resulted in a loss of $2.4 million, which was recognized in the “Other income/(expenses), net” in the accompanying Consolidated Statements of Operations for year ended December 31, 2017. The proceeds were used to repay related outstanding debt obligations in April 2017. The sale of  these notes resulted in a transfer of all remaining held to maturity HMM and ZIM notes into the available for sale securities at fair value.The unrealized losses, which were recognized in other comprehensive loss, are analyzed as follows as of December 31, 2018 (in thousands):

	Amortized cost
Description of securities	basis	Fair value	Unrealized loss
ZIM notes	$44,676	$21,044	$(23,632)
HMM notes	20,593	7,847	(12,746)
Total	$65,269	$28,891	$(36,378)

Unrealized loss
on available for
sale securities
Balance as of January 1,2017	—
Unrealized loss on available for sale securities	$(26,607)
Balance as of December 31, 2017	(26,607)
Unrealized loss on available for sale securities	(9,771)
Balance as of December 31, 2018	$(36,378)

The Company has agreed to install scrubbers on seven of its vessels and have an option to install them on two more vessels, with estimated total costs amounting to approximately $21.6 million out of which advances of $5.0 million were paid before December 31, 2018 and the remaining amount of $16.6 million is expected to be paid in 2019.

Other assets mainly include non-current assets related to straight-lining of the Company’s revenue amounting to $23.1 million and $10.8 million as of December 31, 2018 and December 31, 2017, respectively.